Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Assets
Cash and due from banks	$ 38,982	$ 44,139	$ 30,237
Interest-earning deposits	138,365	99,257	198,299
Cash and cash equivalents	177,347	143,396	228,536
Investment securities available for sale	295,290	277,872	266,787
Loans held for sale	5,261	3,085	18,058
Loans held for investment	1,556,138	1,609,506	1,750,358
Less: Allowance for loan losses	(49,175)	(65,182)	(79,815)
Loans held for investment, net	1,506,963	1,544,324	1,670,543
Other real estate owned (OREO), net	56,170	63,460	84,342
Premises and equipment, net	25,459	24,800	24,469
Federal Home Loan Bank stock-at cost	11,940	11,940	25,630
Mortgage servicing rights, net	20,929	22,294	21,824
Accrued interest receivable	7,640	8,216	9,563
Other assets	14,250	13,087	17,831
Total assets	2,121,249	2,112,474	2,367,583
Deposits
Non-interest bearing	276,829	259,926	267,732
Interest bearing	1,596,411	1,615,367	1,757,293
Total deposits	1,873,240	1,875,293	2,025,025
Other borrowed funds	13,781	12,877	317,225
Accrued interest and fees payable	393	415	61,290
Accrued taxes, insurance and employee related expenses	5,586	7,302	6,389
Other liabilities	16,742	14,389	17,518
Total liabilities	1,909,742	1,910,276	2,427,447
Commitments and contingent liabilities (Note 12)
Preferred stock	0	0	103,833
Common stock	91	91	2,536
Additional paid-in capital	188,370	188,370	110,034
Retained earnings	24,896	20,359	(189,097)
Accumulated other comprehensive income (loss) related to AFS securities	(1,738)	(6,378)	3,918
Accumulated other comprehensive loss related to other than temporary impairment (OTTI) securities - non-credit factors	(112)	(244)	(339)
Total accumulated other comprehensive income (loss)	(1,850)	(6,622)	3,579
Treasury stock (4,116,114 shares at March 31, 2013), at cost			(89,848)
Deferred compensation obligation			(901)
Total stockholders' equity	211,507	202,198	(59,864)
Total liabilities and stockholders' equity (deficit)	$ 2,121,249	$ 2,112,474	$ 2,367,583